Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock (USD $)	12 Months Ended
Dec. 31, 2013
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	16,397,727
Increase In Common Shares Outstanding (in Shares)	7,965,000
Total impact on liabilities and equity (in Shares)	24,362,727
Accrued Interest On Converted Notes [Member] | Before Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	974,311
Accrued Interest On Converted Notes [Member] | Impact of Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(974,311)
Accrued Interest On Converted Notes [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	1,092,559
Summer 2011 Notes, Net [Member] | Before Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	904,397
Summer 2011 Notes, Net [Member] | Impact of Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(904,397)
Summer 2011 Notes, Net [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	2,183,334
March 2010 Notes, Net [Member] | Before Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	4,057,500
March 2010 Notes, Net [Member] | Impact of Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(4,057,500)
March 2010 Notes, Net [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	4,071,000
2011 Unit Offering Notes, Net [Member] | Before Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	4,367,482
2011 Unit Offering Notes, Net [Member] | Impact of Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(4,367,482)
2011 Unit Offering Notes, Net [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	9,050,834
Before Conversions [Member] | Deferred Costs [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Deferred costs	799,123
Before Conversions [Member] | Series A Convertible Preferred Stock [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	7,965,000
Before Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	10,303,690
Impact to Balance Sheet	7,965,000
Total impact on liabilities and equity	18,268,690
Impact of Conversions [Member] | Deferred Costs [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Deferred costs	(799,123)
Impact of Conversions [Member] | Series A Convertible Preferred Stock [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(7,965,000)
Impact of Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	19,345,209
Impact of Conversions [Member] | Accumulated Deficit [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(1,875,642)
Impact of Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(10,303,690)
Impact to Balance Sheet	9,504,567
Total impact on liabilities and equity	(799,123)
After Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	19,345,209
After Conversions [Member] | Accumulated Deficit [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	(1,875,642)
After Conversions [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Impact to Balance Sheet	17,469,567
Total impact on liabilities and equity	17,469,567
Series A Convertible Preferred Stock [Member]
Note 8 - Stockholders' Equity (Details) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock [Line Items]
Increase In Common Shares Outstanding (in Shares)	7,965,000